UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABVYX

May 31, 2026

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Advisor Class: ABVYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-ADV-0154-0526

Advisor Class: ABVYX

2

Class A: ABVAX

May 31, 2026

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Class A: ABVAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-A-0154-0526

Class A: ABVAX

2

Class C: ABVCX

May 31, 2026

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Class C: ABVCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-C-0154-0526

Class C: ABVCX

2

Class I: ABVIX

May 31, 2026

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Class I: ABVIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-I-0154-0526

Class I: ABVIX

2

Class Z: ABVZX

May 31, 2026

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Fund Information

AB Large Cap Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$31	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$507,997,619
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,126,823

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$19,727,191	3.9%
Lam Research Corp.	$18,477,031	3.6%
Exxon Mobil Corp.	$18,273,417	3.6%
RTX Corp.	$16,076,336	3.2%
Bank of America Corp.	$14,638,714	2.9%
Micron Technology, Inc.	$14,435,857	2.9%
Walt Disney Co. (The)	$13,918,226	2.7%
Merck & Co., Inc.	$13,917,664	2.7%
UnitedHealth Group, Inc.	$13,344,698	2.6%
NXP Semiconductors NV	$13,310,959	2.6%
Total	$156,120,093	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	16.7%
Information Technology	16.2%
Industrials	12.9%
Health Care	11.6%
Communication Services	8.7%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Energy	6.4%
Materials	4.9%
Real Estate	4.1%
Others	3.6%
Short-Term Investments	1.1%
Other assets less liabilities	-0.4%
Total	100.0%

Class Z: ABVZX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-Z-0154-0526

Class Z: ABVZX

2

Advisor Class: ABYSX

May 31, 2026

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Advisor Class: ABYSX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABYSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-ADV-0154-0526

Advisor Class: ABYSX

2

Class A: ABASX

May 31, 2026

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Class A: ABASX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABASX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-A-0154-0526

Class A: ABASX

2

Class C: ABCSX

May 31, 2026

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Class C: ABCSX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABCSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-C-0154-0526

Class C: ABCSX

2

Class I: ABSIX

May 31, 2026

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Class I: ABSIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-I-0154-0526

Class I: ABSIX

2

Class Z: ABSZX

May 31, 2026

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Fund Information

AB Discovery Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,434,387,947
# of Portfolio Holdings	97
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net)	$8,909,389

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$48,375,223	2.0%
F5, Inc.	$46,460,336	1.9%
TD SYNNEX Corp.	$44,329,810	1.8%
Reliance, Inc.	$42,956,187	1.8%
Avnet, Inc.	$39,794,033	1.6%
Ciena Corp.	$38,582,974	1.6%
TechnipFMC PLC	$38,544,544	1.6%
Hanover Insurance Group, Inc. (The)	$37,163,844	1.5%
Regal Rexnord Corp.	$36,664,029	1.5%
Versigent PLC	$36,633,321	1.5%
Total	$409,504,301	16.8%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	22.6%
Information Technology	17.5%
Financials	15.0%
Consumer Discretionary	10.8%
Health Care	8.2%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	5.3%
Utilities	3.5%
Energy	3.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.8%
Total	100.0%

Class Z: ABSZX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-Z-0154-0526

Class Z: ABSZX

2

Advisor Class: ABIYX

May 31, 2026

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Advisor Class: ABIYX

1

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-ADV-0154-0526

Advisor Class: ABIYX

2

Class A: ABIAX

May 31, 2026

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Class A: ABIAX

1

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-A-0154-0526

Class A: ABIAX

2

Class C: ABICX

May 31, 2026

AB International Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Class C: ABICX

1

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABICX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-C-0154-0526

Class C: ABICX

2

Class I: AIVIX

May 31, 2026

AB International Value Fund

SCAN ME

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$134,652,205
# of Portfolio Holdings	65
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$271,252

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Shell PLC	$4,651,319	3.5%
Tokyo Electron Ltd.	$3,595,214	2.7%
Roche Holding AG	$3,538,929	2.6%
Resona Holdings, Inc.	$2,980,712	2.2%
Anglo American PLC	$2,766,151	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,652,253	2.0%
Industria de Diseno Textil SA	$2,632,986	1.9%
Airbus SE	$2,571,080	1.9%
Sony Group Corp.	$2,545,282	1.9%
Anheuser-Busch InBev SA/NV	$2,494,906	1.9%
Total	$30,428,832	22.6%

Class I: AIVIX

1

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.6%
Industrials	18.0%
Health Care	9.7%
Consumer Discretionary	8.9%
Information Technology	7.5%
Materials	7.3%
Consumer Staples	6.8%
Communication Services	6.2%
Energy	4.8%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	19.6%
United Kingdom	16.3%
France	11.8%
United States	8.9%
Italy	4.6%
Netherlands	4.5%
Denmark	3.6%
Spain	3.4%
Hong Kong	3.0%
Switzerland	2.6%
South Africa	2.1%
Taiwan	2.0%
Belgium	1.9%
Norway	1.8%
Others	10.0%
Short-Term Investments	2.4%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIVIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-I-0154-0526

Class I: AIVIX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.0%
Industrials – 22.6%
Air Freight & Logistics – 2.5%
CH Robinson Worldwide, Inc.	189,938	$33,932,424
GXO Logistics, Inc.(a)	526,094	26,362,570

		60,294,994

Building Products – 0.8%
Gibraltar Industries, Inc.(a)	498,833	19,279,895

Construction & Engineering – 1.7%
Cardinal Infrastructure Group, Inc. - Class A(a)	141,078	7,320,538
WillScot Holdings Corp.(b)	1,292,870	33,265,545

		40,586,083

Electrical Equipment – 1.5%
Regal Rexnord Corp.	181,721	36,664,029

Ground Transportation – 2.4%
ArcBest Corp.	170,294	23,277,487
Knight-Swift Transportation Holdings, Inc.	482,546	36,494,954

		59,772,441

Machinery – 5.7%
CNH Industrial NV(b)	1,693,715	17,292,830
JBT Marel Corp.	198,276	26,646,312
Oshkosh Corp.	220,795	28,703,350
Pentair PLC	208,452	14,766,740
Tennant Co.(b)	288,596	24,851,001
Terex Corp.	443,534	25,804,808

		138,065,041

Marine Transportation – 1.1%
Kirby Corp.(a)	200,884	28,242,282

Professional Services – 4.1%
CACI International, Inc. - Class A(a)	52,553	26,986,491
First Advantage Corp.(a)(b)	1,820,385	29,126,160
ICF International, Inc.	253,623	17,459,407
Robert Half, Inc.(b)	881,857	25,961,870

		99,533,928

Trading Companies & Distributors – 2.8%
Boise Cascade Co.	290,745	20,270,742
Core & Main, Inc. - Class A(a)	441,043	21,809,576
GATX Corp.	153,967	26,032,740

		68,113,058

		550,551,751

Information Technology – 17.5%
Communications Equipment – 4.3%
Calix, Inc.(a)	493,658	19,622,905
Ciena Corp.(a)	66,496	38,582,974

ABFunds.com	AB Discovery Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

F5, Inc.(a)	121,164	$46,460,336

		104,666,215

Electronic Equipment, Instruments & Components – 6.6%
Avnet, Inc.	457,771	39,794,033
Crane NXT Co.	610,705	23,719,782
Plexus Corp.(a)	122,673	32,920,526
TD SYNNEX Corp.	169,664	44,329,810
Zebra Technologies Corp. - Class A(a)	83,603	20,368,199

		161,132,350

IT Services – 0.5%
Globant SA(a)	322,084	12,999,310

Semiconductors & Semiconductor Equipment – 3.1%
FormFactor, Inc.(a)	197,968	24,664,833
ON Semiconductor Corp.(a)	215,702	26,017,975
Universal Display Corp.	268,781	24,760,106

		75,442,914

Software – 1.5%
ACI Worldwide, Inc.(a)	548,390	23,948,192
Nice Ltd. (Sponsored ADR)(a)(b)	136,729	12,669,309

		36,617,501

Technology Hardware, Storage & Peripherals – 1.5%
Sandisk Corp./DE(a)	20,812	35,275,924

		426,134,214

Financials – 15.0%
Banks – 8.2%
First BanCorp/Puerto Rico	762,184	18,277,172
First Citizens BancShares, Inc./NC - Class A(b)	15,369	30,592,148
Flagstar Bank NA	1,636,788	23,013,239
Independent Bank Corp.	226,373	17,901,577
Texas Capital Bancshares, Inc.	256,807	25,549,729
UMB Financial Corp.	249,369	32,732,175
WaFd, Inc.	836,702	29,753,123
Wintrust Financial Corp.	140,958	21,176,121

		198,995,284

Capital Markets – 2.0%
Invesco Ltd.	959,436	27,305,549
Stifel Financial Corp.	306,793	21,521,529

		48,827,078

Financial Services – 2.0%
HA Sustainable Infrastructure Capital, Inc.(b)	845,764	34,676,324
Walker & Dunlop, Inc.	280,601	14,083,364

		48,759,688

2 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 2.8%
Everest Group Ltd.	97,205	$31,497,336
Hanover Insurance Group, Inc. (The)	199,591	37,163,844

		68,661,180

		365,243,230

Consumer Discretionary – 10.8%
Automobile Components – 3.5%
BorgWarner, Inc.	673,562	48,375,223
Versigent PLC(a)	830,311	36,633,321

		85,008,544

Diversified Consumer Services – 2.8%
ADT, Inc.	3,643,590	24,448,489
Frontdoor, Inc.(a)	418,788	25,994,171
Laureate Education, Inc.(a)	529,046	16,924,182

		67,366,842

Hotels, Restaurants & Leisure – 0.9%
Hyatt Hotels Corp. - Class A(b)	119,461	21,665,447

Household Durables – 0.7%
Taylor Morrison Home Corp.(a)	293,041	17,142,898

Leisure Products – 2.1%
Brunswick Corp./DE	220,631	18,480,053
Hasbro, Inc.	375,020	32,315,473

		50,795,526

Specialty Retail – 0.8%
Bath & Body Works, Inc.	1,049,716	21,015,314

		262,994,571

Health Care – 8.2%
Health Care Equipment & Supplies – 3.3%
Envista Holdings Corp.(a)	1,310,414	30,860,250
Globus Medical, Inc. - Class A(a)	417,373	34,174,501
Integer Holdings Corp.(a)(b)	181,241	16,199,321

		81,234,072

Health Care Providers & Services – 2.9%
BrightSpring Health Services, Inc.(a)	216,367	13,345,516
Encompass Health Corp.	205,398	21,741,378
Tenet Healthcare Corp.(a)	202,333	35,473,022

		70,559,916

Life Sciences Tools & Services – 2.0%
Bio-Techne Corp.(b)	493,451	25,501,548
ICON PLC(a)(b)	168,788	22,966,983

		48,468,531

		200,262,519

ABFunds.com	AB Discovery Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 6.9%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	712,211	$14,408,029

Health Care REITs – 0.5%
American Healthcare REIT, Inc.	242,374	11,849,665

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	131,857	15,180,696

Industrial REITs – 0.8%
STAG Industrial, Inc.	554,726	21,007,474

Office REITs – 1.1%
COPT Defense Properties	823,690	26,407,501

Real Estate Management & Development – 1.2%
Jones Lang LaSalle, Inc.(a)	103,621	29,253,244

Residential REITs – 0.9%
Independence Realty Trust, Inc.	1,316,534	21,367,347

Retail REITs – 0.7%
Brixmor Property Group, Inc.	541,144	16,537,361

Specialized REITs – 0.5%
CubeSmart	292,798	11,711,920

		167,723,237

Materials – 6.7%
Chemicals – 3.2%
Avient Corp.	719,472	25,483,698
Element Solutions, Inc.	608,989	25,839,403
RPM International, Inc.	263,739	27,948,422

		79,271,523

Construction Materials – 0.9%
Eagle Materials, Inc.	97,081	21,472,376

Containers & Packaging – 0.8%
O-I Glass, Inc.(a)	2,161,412	18,912,355

Metals & Mining – 1.8%
Reliance, Inc.	112,814	42,956,187

		162,612,441

Consumer Staples – 5.3%
Consumer Staples Distribution & Retail – 4.7%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	294,434	25,109,332
Dollar Tree, Inc.(a)	264,966	30,852,641
Sprouts Farmers Market, Inc.(a)	263,639	21,781,854
US Foods Holding Corp.(a)	428,452	35,068,796

		112,812,623

4 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 0.6%
WD-40 Co.	76,050	$15,207,718

		128,020,341

Utilities – 3.5%
Electric Utilities – 1.5%
IDACORP, Inc.	259,396	36,385,477

Gas Utilities – 1.7%
Chesapeake Utilities Corp.	154,184	19,013,971
ONE Gas, Inc.	288,327	22,414,541

		41,428,512

Independent Power and Renewable Electricity Producers – 0.3%
Fervo Energy Co. - Class A(a)	232,165	8,511,169

		86,325,158

Energy – 3.5%
Energy Equipment & Services – 1.6%
TechnipFMC PLC	563,352	38,544,544

Oil, Gas & Consumable Fuels – 1.9%
Magnolia Oil & Gas Corp. – Class A	821,868	22,486,308
Matador Resources Co.	445,915	23,901,044

		46,387,352

		84,931,896

Total Common Stocks (cost $2,047,135,186)		2,434,799,358

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $9,213,522)	9,213,522	9,213,522

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $2,056,348,708)		2,444,012,880

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $9,909,703)	9,909,703	9,909,703

Total Investments – 100.8% (cost $2,066,258,411)		2,453,922,583
Other assets less liabilities – (0.8)%		(19,534,636)

Net Assets – 100.0%		$2,434,387,947

ABFunds.com	AB Discovery Value Fund 5

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Discovery Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,047,135,186)	$2,434,799,358	(a)
Affiliated issuers (cost $19,123,225—including investment of cash collateral for securities loaned of $9,909,703)	19,123,225
Cash	44,310
Receivable for investment securities sold	5,230,516
Unaffiliated dividends receivable	2,688,395
Receivable for shares of beneficial interest sold	538,135
Affiliated dividends receivable	57,204
Receivable due from Adviser	4,690

Total assets	2,462,485,833

Liabilities
Payable for shares of beneficial interest redeemed	11,714,762
Payable for collateral received on securities loaned	9,909,703
Payable for investment securities purchased	4,606,646
Advisory fee payable	1,547,424
Administrative fee payable	81,488
Distribution fee payable	46,370
Trustees’ fees payable	9,032
Transfer Agent fee payable	6,663
Accrued expenses	175,798

Total liabilities	28,097,886

Net Assets	$2,434,387,947

Composition of Net Assets
Paid-in capital	1,933,510,260
Distributable earnings	500,877,687

Net Assets	$2,434,387,947

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$204,744,770	9,072,991	$22.57	*

C	$3,468,380	147,766	$23.47

Advisor	$1,632,206,058	69,466,164	$23.50

I	$136,490,115	6,136,119	$22.24

Z	$457,478,624	20,616,438	$22.19

(a)	Includes securities on loan with a value of $147,988,919 (see Note E).

*	The maximum offering price per share for Class A shares was $23.57 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 7

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $30,909)	$17,308,034
Affiliated issuers	325,774
Interest	1,981
Securities lending income, net	82,520	$17,718,309

Expenses
Advisory fee (see Note B)	8,932,588
Distribution fee—Class A	251,362
Distribution fee—Class C	16,993
Transfer agency—Class A	48,895
Transfer agency—Class C	882
Transfer agency—Advisor Class	386,969
Transfer agency—Class I	82,645
Transfer agency—Class Z	59,240
Custody and accounting	80,943
Administrative	61,309
Registration fees	50,475
Printing	41,677
Legal	33,885
Audit and tax	27,969
Trustees’ fees	18,903
Miscellaneous	34,985

Total expenses	10,129,720
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(23,199)

Net expenses		10,106,521

Net investment income		7,611,788

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		123,170,416
Net change in unrealized appreciation (depreciation) of investments		149,243,714

Net gain on investment transactions		272,414,130

Net Increase in Net Assets from Operations		$280,025,918

See notes to financial statements.

8 AB Discovery Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,611,788	$20,150,145
Net realized gain on investment transactions	123,170,416	128,235,726
Net change in unrealized appreciation (depreciation) of investments	149,243,714	(284,168,373)

Net increase (decrease) in net assets from operations	280,025,918	(135,782,502)
Distributions to Shareholders
Class A	(11,025,871)	(29,323,924)
Class C	(161,228)	(800,091)
Advisor Class	(86,082,105)	(194,479,449)
Class I	(7,760,099)	(18,299,170)
Class Z	(27,001,082)	(65,740,733)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(21,248,268)	109,773,500

Total increase (decrease)	126,747,265	(334,652,369)
Net Assets
Beginning of period	2,307,640,682	2,642,293,051

End of period	$2,434,387,947	$2,307,640,682

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 9

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Trustees (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the

ABFunds.com	AB Discovery Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks(a)	$2,434,799,358		$–	0 –	$–	0 –	$2,434,799,358
Short-Term Investments	9,213,522		–	0 –	–	0 –	9,213,522
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,909,703		–	0 –	–	0 –	9,909,703

Total Investments in Securities	2,453,922,583		–	0 –	–	0 –	2,453,922,583
Other Financial Instruments(b)	– 0	–	–	0 –	–	0 –	– 0	–

Total	$2,453,922,583		$–	0 –	$–	0 –	$2,453,922,583

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

ABFunds.com	AB Discovery Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

14 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2026, the reimbursement for such services amounted to $61,309.

ABFunds.com	AB Discovery Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $264,830 for the six months ended May 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $987 from the sale of Class A shares and received $114 and $17 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $634,361 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2026, such waiver amounted to $18,699.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$18,393	$308,985	$318,165	$9,213	$57
AB Government Money Market Portfolio*	270	68,718	59,078	9,910	8

Total				$19,123	$65

*	Investments of cash collateral for securities lending transactions (see Note E).

16 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,689,010 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$714,836,810		$841,231,841
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$529,738,551
Gross unrealized depreciation	(142,074,379)

Net unrealized appreciation	$387,664,172

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

ABFunds.com	AB Discovery Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivatives transactions for the six months ended May 31, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio,

18 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$147,988,919	$9,909,703	$142,148,183	$74,978	$7,542	$4,500

*	As of May 31, 2026.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class A
Shares sold	223,076	394,919	$4,787,383	$8,077,886

Shares issued in reinvestment of dividends and distributions	472,197	1,167,734	9,746,143	25,631,933

Shares converted from Class C	12,168	42,042	261,977	867,821

Shares redeemed	(898,924)	(2,229,100)	(19,414,645)	(45,890,886)

Net decrease	(191,483)	(624,405)	$(4,619,142)	$(11,313,246)

ABFunds.com	AB Discovery Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class C
Shares sold	12,468	13,232	$282,443	$289,252

Shares issued in reinvestment of dividends and distributions	7,056	31,767	151,996	727,836

Shares converted to Class A	(11,683)	(40,317)	(261,977)	(867,821)

Shares redeemed	(11,256)	(71,159)	(247,727)	(1,505,389)

Net decrease	(3,415)	(66,477)	$(75,265)	$(1,356,122)

Advisor Class
Shares sold	3,918,517	9,162,371	$87,312,282	$194,857,749

Shares issued in reinvestment of dividends and distributions	3,540,246	7,603,941	76,009,075	173,217,773

Shares redeemed	(6,843,266)	(12,012,947)	(153,574,850)	(256,540,851)

Net increase	615,497	4,753,365	$9,746,507	$111,534,671

Class I
Shares sold	1,015,186	1,566,734	$21,680,240	$31,242,177

Shares issued in reinvestment of dividends and distributions	379,214	840,147	7,709,420	18,189,172

Shares redeemed	(1,555,314)	(2,156,639)	(33,546,627)	(42,994,358)

Net increase (decrease)	(160,914)	250,242	$(4,156,967)	$6,436,991

Class Z
Shares sold	977,734	1,846,736	$20,975,125	$37,352,284

Shares issued in reinvestment of dividends and distributions	1,300,678	2,977,367	26,364,743	64,281,354

Shares redeemed	(3,247,627)	(4,821,007)	(69,483,269)	(97,162,432)

Net increase (decrease)	(969,215)	3,096	$(22,143,401)	$4,471,206

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that

20 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials and information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no

ABFunds.com	AB Discovery Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$65,675,675	$25,198,883
Net long-term capital gains	242,967,692	137,485,298

Total taxable distributions	$308,643,367	$162,684,181

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,205,015
Undistributed capital gains	113,269,719
Unrealized appreciation (depreciation)	224,407,420	(a)

Total accumulated earnings (deficit)	$352,882,154

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

22 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Trustees approved a fiscal year end change for the Fund from November 30 to June 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Discovery Value Fund 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.26	$ 25.45	$ 20.75	$ 22.19	$ 26.15	$ 19.27

Income From Investment Operations

Net investment income(a)(b)	.04	.13	(g)	.13	.12	.17	.20

Net realized and unrealized gain (loss) on investment transactions	2.47	(1.34)	5.91	(.08)	(1.73)	6.79

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.51	(1.21)	6.04	.04	(1.56)	6.99

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.12)	(.10)	(.19)	(.22)	(.11)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.20)	(2.98)	(1.34)	(1.48)	(2.40)	(.11)

Net asset value, end of period	$ 22.57	$ 21.26	$ 25.45	$ 20.75	$ 22.19	$ 26.15

Total Return

Total investment return based on net asset value(d)(f)	12.33%	(5.13	)%(g)	30.87%	.44%	(6.98)%	36.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$204,745	$196,961	$ 251,694	$ 227,835	$260,309	$ 327,794

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08	%(e)	1.08%	1.09%	1.10%	1.08%	1.08%

Expenses, before waiver/reimbursements	1.08	%(e)	1.09%	1.09%	1.10%	1.08%	1.08%

Net investment income(b)	.41	%(e)	.65	%(g)	.57%	.57%	.75%	.82%

Portfolio turnover rate	30%	63%	53%	52%	50%	53%

See footnote summary on page 29.

24 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C(h)
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.02	$ 27.21	$ 22.52	$ 24.39	$ 29.15	$ 21.53

Income From Investment Operations

Net investment income (loss)(a)(b)	(.04)	(.02	)(g)	(.04)	(.04)	– 0	–	.01

Net realized and unrealized gain (loss) on investment transactions	2.56	(1.43)	6.35	(.09)	(1.90)	7.61

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.52	(1.45)	6.31	(.13)	(1.90)	7.62

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.05)	(.01)	– 0	–

Distributions from net realized gain on investment transactions	(1.07)	(3.74)	(1.62)	(1.69)	(2.85)	– 0	–

Total dividends and distributions	(1.07)	(3.74)	(1.62)	(1.74)	(2.86)	– 0	–

Net asset value, end of period	$ 23.47	$ 22.02	$ 27.21	$ 22.52	$ 24.39	$ 29.15

Total Return

Total investment return based on net asset value(d)(f)	11.89%	(5.88	)%(g)	29.92%	(.28)%	(7.70)%	35.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,468	$3,329	$5,922	$6,016	$9,541	$13,548

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.83	%(e)	1.84%	1.84%	1.85%	1.83%	1.83%

Expenses, before waiver/reimbursements	1.83	%(e)	1.84%	1.84%	1.85%	1.83%	1.83%

Net investment loss(b)	(.34	)%(e)	(.11	)%(g)	(.18)%	(.20)%	(.02)%	(.03)%

Portfolio turnover rate	30%	63%	53%	52%	50%	53%

See footnote summary on page 29.

ABFunds.com	AB Discovery Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.12	$ 26.36	$ 21.45	$ 22.89	$ 26.90	$ 19.83

Income From Investment Operations

Net investment income(a)(b)	.07	.19	(g)	.19	.17	.23	.27

Net realized and unrealized gain (loss) on investment transactions	2.56	(1.39)	6.11	(.06)	(1.78)	6.96

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.63	(1.20)	6.30	.11	(1.55)	7.23

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.18)	(.15)	(.26)	(.28)	(.16)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.25)	(3.04)	(1.39)	(1.55)	(2.46)	(.16)

Net asset value, end of period	$ 23.50	$ 22.12	$ 26.36	$ 21.45	$ 22.89	$ 26.90

Total Return

Total investment return based on net asset value(d)(f)	12.45%	(4.89	)%(g)	31.19%	.73%	(6.78)%	36.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,632,206	$1,522,757	$1,689,588	$1,376,938	$1,485,483	$1,738,004

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83	%(e)	.83%	.84%	.85%	.83%	.83%

Expenses, before waiver/reimbursements	.83	%(e)	.84%	.84%	.85%	.83%	.83%

Net investment income(b)	.66	%(e)	.91	%(g)	.82%	.82%	1.00%	1.07%

Portfolio turnover rate	30%	63%	53%	52%	50%	53%

See footnote summary on page 29.

26 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.00	$ 25.19	$ 20.56	$ 22.01	$ 25.96	$ 19.14

Income From Investment Operations

Net investment income(a)(b)	.06	.16	.17	.16	.22	.25

Net realized and unrealized gain (loss) on investment transactions	2.42	(1.33)	5.85	(.07)	(1.72)	6.73

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.48	(1.17)	6.02	.09	(1.50)	6.98

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.16)	(.15)	(.25)	(.27)	(.16)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.24)	(3.02)	(1.39)	(1.54)	(2.45)	(.16)

Net asset value, end of period	$ 22.24	$ 21.00	$ 25.19	$ 20.56	$ 22.01	$ 25.96

Total Return

Total investment return based on net asset value(d)(f)	12.37%	(4.99)%	31.14%	.68%	(6.81)%	36.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$136,490	$132,207	$152,313	$127,295	$132,169	$152,215

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.90	%(e)	.91%	.91%	.88%	.86%	.86%

Expenses, before waiver/reimbursements	.90	%(e)	.91%	.91%	.88%	.86%	.86%

Net investment income(b)	.60	%(e)	.80%	.76%	.79%	.97%	1.03%

Portfolio turnover rate	30%	63%	53%	52%	50%	53%

See footnote summary on page 29.

ABFunds.com	AB Discovery Value Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.96	$ 25.15	$ 20.53	$ 21.98	$ 25.93	$ 19.12

Income From Investment Operations

Net investment income(a)(b)	.07	.18	.19	.17	.24	.27

Net realized and unrealized gain (loss) on investment transactions	2.42	(1.32)	5.83	(.06)	(1.72)	6.72

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.49	(1.14)	6.02	.11	(1.48)	6.99

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.19)	(.16)	(.27)	(.29)	(.18)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.26)	(3.05)	(1.40)	(1.56)	(2.47)	(.18)

Net asset value, end of period	$ 22.19	$ 20.96	$ 25.15	$ 20.53	$ 21.98	$ 25.93

Total Return

Total investment return based on net asset value(d)(f)	12.45%	(4.90)%	31.24%	.77%	(6.71)%	36.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$457,479	$452,387	$542,776	$698,987	$905,260	$972,914

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.80	%(e)	.81%	.81%	.80%	.79%	.78%

Expenses, before waiver/reimbursements	.81	%(e)	.81%	.81%	.80%	.79%	.78%

Net investment income(b)	.68	%(e)	.89%	.87%	.86%	1.05%	1.11%

Portfolio turnover rate	30%	63%	53%	52%	50%	53%

See footnote summary on page 29.

28 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2025 by .01%.

(g)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.04%	.04%

Class C	$.01	.04%	.04%

Advisor Class	$.01	.04%	.04%

(h)	Per share amounts have been adjusted to reflect the 1 for 1.307 reverse share split effective October 20, 2025.

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 29

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Trust in respect of AB Discovery Value Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of

30 AB Discovery Value Fund	ABFunds.com

the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve

ABFunds.com	AB Discovery Value Fund 31

the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to

32 AB Discovery Value Fund	ABFunds.com

provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also

ABFunds.com	AB Discovery Value Fund 33

considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

34 AB Discovery Value Fund	ABFunds.com

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB Discovery Value Fund 35

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB

36 AB Discovery Value Fund	ABFunds.com

Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used

ABFunds.com	AB Discovery Value Fund 37

by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in certain periods reviewed and determined to continue to monitor the Fund’s performance closely.

38 AB Discovery Value Fund	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in

ABFunds.com	AB Discovery Value Fund 39

comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were close to a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced to the extent the net assets of the Fund increase beyond a breakpoint level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

40 AB Discovery Value Fund	ABFunds.com

AB DISCOVERY VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

DV-0152-0526

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INTERNATIONAL VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.1%
Financials – 22.6%
Banks – 14.9%
ABN AMRO Bank NV	59,887	$2,379,989
Barclays PLC	295,988	1,808,208
BNP Paribas SA	22,281	2,401,729
BPER Banca SpA(a)	157,675	2,134,627
Danske Bank A/S	44,600	2,346,005
Erste Group Bank AG	16,348	1,948,637
Eurobank SA	372,670	1,735,773
Japan Post Bank Co., Ltd.	120,900	2,329,888
Resona Holdings, Inc.	233,500	2,980,712

		20,065,568

Insurance – 7.7%
Aegon Ltd.	194,600	1,650,614
ASR Nederland NV(a)	25,480	1,907,391
AXA SA	50,034	2,307,235
Beazley PLC	132,649	2,281,838
Prudential PLC	154,331	2,195,752

		10,342,830

		30,408,398

Industrials – 18.0%
Aerospace & Defense – 5.5%
Airbus SE	12,312	2,571,080
BAE Systems PLC	71,889	1,955,863
CSG NV(a)(b)	26,614	558,021
Melrose Industries PLC	368,075	2,322,898

		7,407,862

Building Products – 1.4%
Daikin Industries Ltd.	13,300	1,914,743

Construction & Engineering – 1.4%
Vinci SA	12,481	1,815,214

Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	49,100	1,996,065

Ground Transportation – 0.8%
Keisei Electric Railway Co., Ltd.(a)	163,300	1,118,135

Machinery – 2.5%
CNH Industrial NV	148,564	1,516,838
Techtronic Industries Co., Ltd. – Class H	121,000	1,796,316

		3,313,154

Passenger Airlines – 1.3%
Ryanair Holdings PLC (Sponsored ADR)	29,574	1,797,508

ABFunds.com	AB International Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 3.6%
Bureau Veritas SA	61,320	$1,854,765
Persol Holdings Co., Ltd.	813,600	1,238,292
RELX PLC	54,088	1,765,109

		4,858,166

		24,220,847

Health Care – 9.7%
Health Care Equipment & Supplies – 1.3%
ResMed, Inc.	9,610	1,831,378

Life Sciences Tools & Services – 1.1%
ICON PLC(a)(b)	11,161	1,518,677

Pharmaceuticals – 7.3%
Haleon PLC	448,754	2,025,866
Novo Nordisk A/S – Class B	54,054	2,470,004
Roche Holding AG	8,411	3,538,929
Takeda Pharmaceutical Co., Ltd.	54,900	1,752,467

		9,787,266

		13,137,321

Consumer Discretionary – 8.9%
Automobile Components – 1.0%
Toyo Tire Corp.	54,100	1,286,502

Hotels, Restaurants & Leisure – 2.6%
Accor SA	36,292	1,976,753
Yum China Holdings, Inc.	35,553	1,508,514

		3,485,267

Household Durables – 1.9%
Sony Group Corp.	118,000	2,545,282

Specialty Retail – 1.9%
Industria de Diseno Textil SA	42,723	2,632,986

Textiles, Apparel & Luxury Goods – 1.5%
Burberry Group PLC(b)	129,217	2,051,029

		12,001,066

Information Technology – 7.5%
Semiconductors & Semiconductor Equipment – 5.8%
NXP Semiconductors NV	5,022	1,613,820
Taiwan Semiconductor Manufacturing Co., Ltd.	35,800	2,652,253
Tokyo Electron Ltd.	10,720	3,595,214

		7,861,287

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co., Ltd.	10,974	2,302,275

		10,163,562

2 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 7.3%
Chemicals – 1.9%
Arkema SA	15,021	$1,060,866
Tosoh Corp.	90,000	1,551,544

		2,612,410

Construction Materials – 1.5%
CRH PLC	17,995	1,957,676

Metals & Mining – 3.9%
Anglo American PLC	51,687	2,766,151
Norsk Hydro ASA	202,898	2,481,395

		5,247,546

		9,817,632

Consumer Staples – 6.8%
Beverages – 3.2%
Anheuser-Busch InBev SA/NV(a)	31,160	2,494,906
Coca-Cola Europacific Partners PLC	19,962	1,810,354

		4,305,260

Consumer Staples Distribution & Retail – 1.2%
Tesco PLC	274,730	1,592,483

Food Products – 1.2%
Toyo Suisan Kaisha Ltd.	22,400	1,569,610

Household Products – 1.2%
Reckitt Benckiser Group PLC	27,500	1,692,385

		9,159,738

Communication Services – 6.2%
Diversified Telecommunication Services – 2.9%
Deutsche Telekom AG (REG)	65,745	2,207,393
Koninklijke KPN NV	329,318	1,715,464

		3,922,857

Entertainment – 0.7%
Toho Co., Ltd./Tokyo(a)	124,300	959,186

Media – 1.4%
Publicis Groupe SA	18,985	1,847,032

Wireless Telecommunication Services – 1.2%
Tele2 AB – Class B	84,490	1,585,829

		8,314,904

Energy – 4.8%
Energy Equipment & Services – 3.5%
Shell PLC	110,605	4,651,319

Oil, Gas & Consumable Fuels – 1.3%
Santos Ltd.	321,040	1,801,581

		6,452,900

ABFunds.com	AB International Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 2.6%
Diversified REITs – 1.4%
Merlin Properties Socimi SA	108,230	$1,901,350

Real Estate Management & Development – 1.2%
Mitsui Fudosan Co., Ltd.	168,700	1,614,857

		3,516,207

Utilities – 1.7%
Electric Utilities – 1.7%
Enel SpA	198,885	2,231,723

Total Common Stocks (cost $98,687,912)		129,424,298

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $3,266,030)	3,266,030	3,266,030

Total Investments – 98.5% (cost $101,953,942)		132,690,328
Other assets less liabilities – 1.5%		1,961,877

Net Assets – 100.0%		$134,652,205

Country Breakdown (% of Net Assets)

Japan	19.6%
United Kingdom	16.3
France	11.8
United States	8.9
Italy	4.6
Netherlands	4.5
Denmark	3.6
Spain	3.4
Hong Kong	3.0
Switzerland	2.6
South Africa	2.1
Taiwan	2.0
Belgium	1.9
Norway	1.8
Others	10.0
Short-Term Investments	2.4
Other assets less liabilities	1.5

Total	100.0%

4 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	6,826	USD	1,349	06/02/2026	$(4,384)
Bank of America NA	USD	675	BRL	3,413	06/02/2026	1,653
Bank of America NA	USD	680	BRL	3,413	06/02/2026	(3,919)
Bank of America NA	USD	1,944	SEK	17,729	06/25/2026	(21,731)
Bank of America NA	USD	669	BRL	3,413	07/02/2026	2,685
Bank of America NA	KRW	2,463,180	USD	1,672	07/16/2026	37,332
Barclays Capital, Inc.	JPY	118,160	USD	747	06/11/2026	4,299
Barclays Capital, Inc.	USD	3,436	JPY	541,262	06/11/2026	(34,616)
Citibank NA	USD	580	EUR	492	06/18/2026	(6,124)
Citibank NA	GBP	3,488	USD	4,714	07/16/2026	17,113
Citibank NA	KRW	558,020	USD	379	07/16/2026	8,792
Goldman Sachs Bank USA	USD	8,589	CHF	6,657	06/18/2026	(44,991)
Goldman Sachs Bank USA	USD	681	EUR	587	06/18/2026	3,665
Goldman Sachs Bank USA	USD	961	EUR	815	06/18/2026	(9,493)
HSBC Bank USA	USD	1,208	JPY	192,012	06/11/2026	(1,265)
HSBC Bank USA	GBP	1,477	USD	1,982	07/16/2026	(7,297)
HSBC Bank USA	KRW	752,445	USD	520	07/16/2026	20,680
HSBC Bank USA	TWD	11,086	USD	350	07/21/2026	(1,707)
HSBC Bank USA	USD	1,403	ILS	4,109	08/06/2026	54,771
Morgan Stanley Bank NA	JPY	206,131	USD	1,322	06/11/2026	26,643
Morgan Stanley Bank NA	USD	1,375	JPY	215,958	06/11/2026	(18,092)
Morgan Stanley Bank NA	EUR	8,518	USD	10,064	06/18/2026	121,761
Morgan Stanley Bank NA	USD	8,480	AUD	11,853	07/09/2026	33,060
Morgan Stanley Bank NA	USD	505	KRW	764,681	07/16/2026	2,480
Morgan Stanley Bank NA	TWD	58,559	USD	1,846	07/21/2026	(9,935)
Morgan Stanley Bank NA	CNH	7,889	USD	1,165	08/07/2026	(6,840)
State Street Bank & Trust Co.	JPY	394,707	USD	2,500	06/11/2026	19,485
State Street Bank & Trust Co.	USD	4,099	JPY	647,703	06/11/2026	(29,306)
State Street Bank & Trust Co.	CHF	306	USD	392	06/18/2026	(719)
State Street Bank & Trust Co.	EUR	1,237	USD	1,461	06/18/2026	17,277
State Street Bank & Trust Co.	EUR	635	USD	739	06/18/2026	(1,865)
State Street Bank & Trust Co.	USD	187	CHF	146	06/18/2026	170
State Street Bank & Trust Co.	USD	467	EUR	401	06/18/2026	1,061
State Street Bank & Trust Co.	USD	1,769	EUR	1,502	06/18/2026	(16,296)
State Street Bank & Trust Co.	NOK	9,599	USD	1,030	06/25/2026	(7,528)
State Street Bank & Trust Co.	USD	200	NOK	1,856	06/25/2026	323
State Street Bank & Trust Co.	USD	772	SEK	7,183	06/25/2026	7,179
State Street Bank & Trust Co.	USD	446	SGD	568	06/26/2026	(398)
State Street Bank & Trust Co.	AUD	1,097	USD	784	07/09/2026	(3,414)
State Street Bank & Trust Co.	NZD	540	USD	320	07/09/2026	(3,504)
State Street Bank & Trust Co.	USD	383	AUD	533	07/09/2026	69
State Street Bank & Trust Co.	USD	646	NZD	1,095	07/09/2026	10,063
State Street Bank & Trust Co.	GBP	363	USD	494	07/16/2026	5,365
State Street Bank & Trust Co.	GBP	291	USD	391	07/16/2026	(1,037)
State Street Bank & Trust Co.	USD	757	GBP	565	07/16/2026	3,569
State Street Bank & Trust Co.	USD	2,244	GBP	1,656	07/16/2026	(13,713)
State Street Bank & Trust Co.	USD	345	MXN	6,024	08/06/2026	1,010
UBS	USD	1,982	SGD	2,515	06/26/2026	(8,482)
UBS	GBP	506	USD	688	07/16/2026	6,996

						$150,845

ABFunds.com	AB International Value Fund 5

PORTFOLIO OF INVESTMENTS (continued)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB International Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $98,687,912)	$129,424,298	(a)
Affiliated issuers (cost $3,266,030)	3,266,030
Cash	214
Foreign currencies, at value (cost $78,963)	79,274
Receivable for investment securities sold	804,369
Unaffiliated dividends receivable	608,598
Foreign withholding tax reclaims	423,461
Unrealized appreciation on forward currency exchange contracts	407,501
Receivable for shares of beneficial interest sold	114,348
Receivable due from Adviser	40,931
Affiliated dividends receivable	10,352

Total assets	135,179,376

Liabilities
Unrealized depreciation on forward currency exchange contracts	256,656
Advisory fee payable	85,709
Administrative fee payable	65,477
Distribution fee payable	20,832
Payable for shares of beneficial interest redeemed	17,712
Trustees’ fees payable	4,146
Transfer Agent fee payable	2,588
Accrued expenses	74,051

Total liabilities	527,171

Net Assets	$134,652,205

Composition of Net Assets
Paid-in capital	$196,362,292
Accumulated loss	(61,710,087)

Net Assets	$134,652,205

Net Asset Value Per Share—unlimited shares authorized, without par value

		Shares	Net Asset
Class	Net Assets	Outstanding	Value

A	$92,399,459	4,502,531	$20.52	*

C	$1,378,054	67,772	$20.33

Advisor	$39,412,709	1,872,166	$21.05

I	$1,461,983	72,398	$20.19

(a)	Includes securities on loan with a value of $7,037,373 (see Note E).

*	The maximum offering price per share for Class A was $21.43, which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB International Value Fund 7

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $203,272)	$2,263,852
Affiliated issuers	60,565
Interest	82
Securities lending income, net	5,278	$2,329,777

Expenses
Advisory fee (see Note B)	500,258
Distribution fee—Class A	116,767
Distribution fee—Class C	6,587
Transfer agency—Class A	74,481
Transfer agency—Class C	1,153
Transfer agency—Advisor Class	29,820
Transfer agency—Class I	793
Administrative	49,717
Custody and accounting	38,912
Registration fees	33,253
Audit and tax	33,164
Printing	22,826
Legal	21,685
Trustees’ fees	8,840
Miscellaneous	16,554

Total expenses	954,810
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(229,006)

Net expenses		725,804

Net investment income		1,603,973

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		9,336,392
Forward currency exchange contracts		1,017,987
Foreign currency transactions		(51,599)
Net change in unrealized appreciation (depreciation) of:
Investments(a)		2,460,774
Forward currency exchange contracts		48,477
Foreign currency denominated assets and liabilities		10,668

Net gain on investment and foreign currency transactions		12,822,699

Net Increase in Net Assets from Operations		$14,426,672

(a)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $3,789.

See notes to financial statements.

8 AB International Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase in Net Assets from Operations
Net investment income	$1,603,973	$2,194,139
Net realized gain on investment and foreign currency transactions	10,302,780	13,813,513
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	2,519,919	15,067,523

Net increase in net assets from operations	14,426,672	31,075,175
Distributions to Shareholders
Class A	(2,415,855)	(1,543,721)
Class C	(25,367)	(15,842)
Advisor Class	(1,006,783)	(646,149)
Class I	(35,151)	(20,641)
Transactions in Shares of Beneficial Interest
Net decrease	(1,532,289)	(1,335,148)

Total increase	9,411,227	27,513,674
Net Assets
Beginning of period	125,240,978	97,727,304

End of period	$134,652,205	$125,240,978

See notes to financial statements.

ABFunds.com	AB International Value Fund 9

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

10 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents.

ABFunds.com	AB International Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

12 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$30,408,398		$	– 0	–	$30,408,398
Industrials		5,110,659		19,110,188			– 0	–	24,220,847
Health Care		3,350,055		9,787,266			– 0	–	13,137,321
Consumer Discretionary		1,508,514		10,492,552			– 0	–	12,001,066
Information Technology		1,613,820		8,549,742			– 0	–	10,163,562
Materials		1,957,676		7,859,956			– 0	–	9,817,632
Consumer Staples		3,379,964		5,779,774			– 0	–	9,159,738
Communication Services		4,260,479		4,054,425			– 0	–	8,314,904
Energy		– 0	–	6,452,900			– 0	–	6,452,900
Real Estate		– 0	–	3,516,207			– 0	–	3,516,207
Utilities		– 0	–	2,231,723			– 0	–	2,231,723
Short-Term Investments		3,266,030		– 0	–		– 0	–	3,266,030

Total Investments in Securities		24,447,197		108,243,131	(a)		– 0	–	132,690,328
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	407,501			– 0	–	407,501
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(256,656)			– 0	–	(256,656)

Total		$24,447,197		$108,393,976		$	– 0	–	$132,841,173

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

ABFunds.com	AB International Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the

14 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

ABFunds.com	AB International Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, 1.00%, and 1.00% of daily average net assets for Class A, Class C, Advisor Class, and Class I shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.16%, 1.91%, .91% and .91% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. Prior to May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.21%, 1.96%, .96% and .96% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. The Expense Caps will extend through February 28, 2027 and then may be extended by the Adviser for additional one year terms. For the six months ended May 31, 2026, such reimbursements/waivers amounted to $223,748.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the

16 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Adviser. For the six months ended May 31, 2026, the reimbursement for such services amounted to $49,717.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $40,847 for the six months ended May 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $7,005 from the sale of Class A shares and received $260 and $3 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $161,403 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2026, such waiver amounted to $3,419.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$5,002	$20,807	$22,543	$3,266		$61
AB Government Money Market Portfolio*	472	17,403	17,875	– 0	–	1

Total				$3,266		$62

*	Investments of cash collateral for securities lending transactions (see Note E).

ABFunds.com	AB International Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,565,301 for Class C. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$36,906,246		$38,746,145
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$34,753,469
Gross unrealized depreciation	(4,017,083)

Net unrealized appreciation	$30,736,386

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

18 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2026, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

ABFunds.com	AB International Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$407,501	Unrealized depreciation on forward currency exchange contracts	$256,656

Total		$407,501		$256,656

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$1,017,987	$48,477

Total		$1,017,987	$48,477

The following table represents the average of the outstanding month end derivative positions calculated for the six months ended May 31, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$40,018,422
Average principal amount of sale contracts	$31,867,827

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of

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NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$41,670	$(30,034)	$	– 0	–	$	– 0	–	$11,636
Barclays Capital, Inc.	4,299	(4,299)		– 0	–		– 0	–	– 0	–
Citibank NA	25,905	(6,124)		– 0	–		– 0	–	19,781
Goldman Sachs Bank USA	3,665	(3,665)		– 0	–		– 0	–	– 0	–
HSBC Bank USA	75,451	(10,269)		– 0	–		– 0	–	65,182
Morgan Stanley Bank NA	183,944	(34,867)		– 0	–		– 0	–	149,077
State Street Bank & Trust Co.	65,571	(65,571)		– 0	–		– 0	–	– 0	–
UBS	6,996	(6,996)		– 0	–		– 0	–	– 0	–

Total	$407,501	$(161,825)	$	– 0	–	$	– 0	–	$245,676	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$30,034	$(30,034)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	34,616	(4,299)		– 0	–		– 0	–		30,317
Citibank NA	6,124	(6,124)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA	54,484	(3,665)		– 0	–		– 0	–		50,819
HSBC Bank USA	10,269	(10,269)		– 0	–		– 0	–		– 0	–
Morgan Stanley Bank NA	34,867	(34,867)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	77,780	(65,571)		– 0	–		– 0	–		12,209
UBS	8,482	(6,996)		– 0	–		– 0	–		1,486

Total	$256,656	$(161,825)	$	– 0	–	$	– 0	–		$94,831	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct

ABFunds.com	AB International Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

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NOTES TO FINANCIAL STATEMENTS (continued)

A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended May 31, 2026 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$7,037,373	$	– 0	–	$7,495,752	$3,962	$1,316	$1,839

*	As of May 31, 2026

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class A
Shares sold	401,055	859,603	$7,933,916	$14,425,643

Shares issued in reinvestment of dividends	116,070	98,569	2,170,515	1,392,774

Shares converted from Class C	2,984	7,875	58,100	132,337

Shares redeemed	(688,312)	(1,070,114)	(13,500,840)	(17,393,036)

Net decrease	(168,203)	(104,067)	$(3,338,309)	$(1,442,282)

Class C
Shares sold	7,499	3,105	$147,856	$51,031

Shares issued in reinvestment of dividends	1,340	1,077	24,921	15,148

Shares converted to Class A	(3,004)	(7,952)	(58,100)	(132,337)

Shares redeemed	(3,765)	(5,294)	(76,920)	(86,456)

Net increase (decrease)	2,070	(9,064)	$37,757	$(152,614)

ABFunds.com	AB International Value Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Advisor Class
Shares sold	169,526	240,109	$3,449,828	$4,199,128

Shares issued in reinvestment of dividends	42,439	36,298	813,139	524,871

Shares redeemed	(130,995)	(269,852)	(2,663,608)	(4,578,476)

Net increase	80,970	6,555	$1,599,359	$145,523

Class I
Shares sold	14,253	19,551	$271,826	$318,232

Shares issued in reinvestment of dividends	1,880	1,456	34,561	20,258

Shares redeemed	(7,046)	(14,862)	(137,483)	(224,265)

Net increase	9,087	6,145	$168,904	$114,225

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk than investment in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index,

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NOTES TO FINANCIAL STATEMENTS (continued)

which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

ABFunds.com	AB International Value Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$2,226,353	$7,849,446

Total taxable distributions	$2,226,353	$7,849,446

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,464,320
Accumulated capital and other losses	(103,369,936	)(a)
Unrealized appreciation (depreciation)	27,252,013	(b)

Total accumulated earnings (deficit)	$(72,653,603)

(a)

As of November 30, 2025, the Fund had a net capital loss carryforward of $103,369,936. During the fiscal year, the Fund utilized $12,848,277 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund had a net short-term capital loss carryforward of $34,237,891 and a net long-term capital loss carryforward of $69,132,045, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Trustees approved a fiscal year end change for the Fund from November 30 to June 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

26 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$ 18.87		$ 14.51		$ 14.02	$ 12.89	$ 13.94		$ 12.58

Income From Investment Operations

Net investment income(a)(b)	.23		.32	(h)	.29	.25	.74		.30

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.94		4.37		1.39	1.03	(1.42)		1.15

Net increase (decrease) in net asset value from operations	2.17		4.69		1.68	1.28	(.68)		1.45

Less: Dividends

Dividends from net investment income	(.52)		(.33)		(1.19)	(.15)	(.37)		(.09)

Net asset value, end of period	$ 20.52		$ 18.87		$ 14.51	$ 14.02	$ 12.89		$ 13.94

Total Return

Total investment return based on net asset value(c)(d)	11.76%		33.04	%(h)	12.38%	9.64%	(5.08	)%(g)	11.51%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$92		$88		$69	$68	$69		$79

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.15	%(i)	1.18%		1.23%	1.25%	1.25%		1.25%

Expenses, before waiver/reimbursements(e)(f)	1.50	%(i)	1.61%		1.75%	1.74%	1.76%		1.61%

Net investment income(b)	2.32	%(i)	1.95	%(h)	1.96%	1.84%	5.92%		2.10%

Portfolio turnover rate	29%		50%		46%	39%	42%		45%

See footnote summary on page 30-31.

ABFunds.com	AB International Value Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$ 18.64		$ 14.33		$ 13.73	$ 12.61	$ 13.56		$ 12.25

Income From Investment Operations

Net investment income(a)(b)	.16		.20	(h)	.18	.15	.61		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.92		4.32		1.37	1.01	(1.38)		1.11

Net increase (decrease) in net asset value from operations	2.08		4.52		1.55	1.16	(.77)		1.31

Less: Dividends

Dividends from net investment income	(.39)		(.21)		(.95)	(.04)	(.18)		– 0	–

Net asset value, end of period	$ 20.33		$ 18.64		$ 14.33	$ 13.73	$ 12.61		$ 13.56

Total Return

Total investment return based on net asset value(c)(d)	11.33%		32.04	%(h)	11.55%	8.81%	(5.80	)%(g)	10.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,378		$1,225		$1,071	$1,086	$938		$1,233

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.90	%(i)	1.93%		1.98%	2.00%	2.00%		2.00%

Expenses, before waiver/reimbursements(e)(f)	2.26	%(i)	2.39%		2.52%	2.52%	2.54%		2.38%

Net investment income(b)	1.62	%(i)	1.23	%(h)	1.23%	1.12%	4.97%		1.44%

Portfolio turnover rate	29%		50%		46%	39%	42%		45%

See footnote summary on page 30-31.

28 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$ 19.36		$ 14.88		$ 14.39	$ 13.23	$ 14.29		$ 12.90

Income From Investment Operations

Net investment income(a)(b)	.27		.37	(h)	.34	.29	.77		.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98		4.47		1.41	1.05	(1.42)		1.17

Net increase (decrease) in net asset value from operations	2.25		4.84		1.75	1.34	(.65)		1.52

Less: Dividends

Dividends from net investment income	(.56)		(.36)		(1.26)	(.18)	(.41)		(.13)

Net asset value, end of period	$ 21.05		$ 19.36		$ 14.88	$ 14.39	$ 13.23		$ 14.29

Total Return

Total investment return based on net asset value(c)(d)	11.91%		33.37	%(h)	12.65%	9.87%	(4.77	)%(g)	11.82%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$39		$35		$27	$26	$27		$33

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.90	%(i)	.93%		.98%	1.00%	1.00%		1.00%

Expenses, before waiver/reimbursements(e)(f)	1.25	%(i)	1.36%		1.50%	1.49%	1.51%		1.36%

Net investment income(b)	2.64	%(i)	2.20	%(h)	2.22%	2.07%	6.01%		2.36%

Portfolio turnover rate	29%		50%		46%	39%	42%		45%

See footnote summary on page 30-31.

ABFunds.com	AB International Value Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025	2024	2023	2022		2021

Net asset value, beginning of period	$ 18.59		$ 14.32	$ 13.88	$ 12.80	$ 13.88		$ 12.57

Income From Investment Operations

Net investment income(a)(b)	.27		.33	.33	.25	.78		.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		4.30	1.37	1.05	(1.42)		1.15

Net increase (decrease) in net asset value from operations	2.16		4.63	1.70	1.30	(.64)		1.47

Less: Dividends

Dividends from net investment income	(.56)		(.36)	(1.26)	(.22)	(.44)		(.16)

Net asset value, end of period	$ 20.19		$ 18.59	$ 14.32	$ 13.88	$ 12.80		$ 13.88

Total Return

Total investment return based on net asset value(c)(d)	11.88%		33.18%	12.62%	9.97%	(4.83	)%(g)	11.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,462		$1,177	$819	$711	$1,129		$1,400

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.90	%(i)	.92%	.99%	1.00%	1.00%		1.00%

Expenses, before waiver/reimbursements(e)(f)	1.21	%(i)	1.29%	1.37%	1.27%	1.26%		1.12%

Net investment income(b)	2.78	%(i)	2.02%	2.23%	1.82%	6.26%		2.28%

Portfolio turnover rate	29%		50%	46%	39%	42%		45%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund performance for the years ended November 30, 2025, November 30, 2024, November 30, 2023 and November 30, 2022 by .06%, .06%, .02% and .01%, respectively.

30 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude interest/bank overdraft expense are:

	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.15	%(i)	1.17%	1.23%	1.25%	1.25%	1.25%
Before waivers/reimbursements	1.50	%(i)	1.61%	1.75%	1.74%	1.76%	1.61%
Class C
Net of waivers/reimbursements	1.90	%(i)	1.92%	1.98%	2.00%	2.00%	2.00%
Before waivers/reimbursements	2.26	%(i)	2.38%	2.52%	2.52%	2.54%	2.38%
Advisor Class
Net of waivers/reimbursements	.90	%(i)	.92%	.98%	1.00%	1.00%	1.00%
Before waivers/reimbursements	1.25	%(i)	1.36%	1.50%	1.49%	1.51%	1.36%
Class I
Net of waivers/reimbursements	.90	%(i)	.92%	.99%	1.00%	1.00%	1.00%
Before waivers/reimbursements	1.21	%(i)	1.29%	1.37%	1.27%	1.26%	1.12%

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the for the six months ended May 31, 2026 and for the year ended November 30, 2025, such waiver amounted to .01% (annualized) and .01%, respectively.

(g)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(h)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.02	.15%	.15%

Class C	$.02	.15%	.15%

Advisor Class	$.02	.15%	.15%

(i)	Annualized.

See notes to financial statements.

ABFunds.com	AB International Value Fund 31

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Trust in respect of AB International Value Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of

32 AB International Value Fund	ABFunds.com

the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve

ABFunds.com	AB International Value Fund 33

the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to

34 AB International Value Fund	ABFunds.com

provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

ABFunds.com	AB International Value Fund 35

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in

36 AB International Value Fund	ABFunds.com

services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB International Value Fund 37

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at

38 AB International Value Fund	ABFunds.com

each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for

ABFunds.com	AB International Value Fund 39

information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2024. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2025 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance in the most recent periods was acceptable.

40 AB International Value Fund	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based

ABFunds.com	AB International Value Fund 41

on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

42 AB International Value Fund	ABFunds.com

NOTES

ABFunds.com	AB International Value Fund 43

NOTES

44 AB International Value Fund	ABFunds.com

AB INTERNATIONAL VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IV-0152-0526

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB LARGE CAP VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 16.7%
Banks – 6.6%
Bank of America Corp.	283,696	$14,638,714
First Citizens BancShares, Inc./NC – Class A(a)	1,759	3,501,307
M&T Bank Corp.	23,704	5,122,671
Wells Fargo & Co.	131,893	10,226,983

		33,489,675

Capital Markets – 6.4%
Charles Schwab Corp. (The)	131,795	11,512,293
CME Group, Inc.	25,969	7,103,561
Jefferies Financial Group, Inc.	111,921	5,900,475
Morgan Stanley	39,614	8,239,712

		32,756,041

Financial Services – 0.9%
Berkshire Hathaway, Inc. – Class B(b)	9,093	4,314,447

Insurance – 2.8%
Everest Group Ltd.	23,304	7,551,195
Willis Towers Watson PLC	26,273	6,559,580

		14,110,775

		84,670,938

Information Technology – 16.2%
Communications Equipment – 1.8%
F5, Inc.(b)	23,443	8,989,218

Semiconductors & Semiconductor Equipment – 9.8%
Intel Corp.(b)	31,350	3,595,218
Lam Research Corp.	58,071	18,477,031
Micron Technology, Inc.	14,867	14,435,857
NXP Semiconductors NV	41,422	13,310,959

		49,819,065

Software – 2.6%
Gen Digital, Inc.	195,088	5,031,320
Oracle Corp.	36,882	8,327,218

		13,358,538

Technology Hardware, Storage & Peripherals – 2.0%
Western Digital Corp.	19,432	10,322,473

		82,489,294

Industrials – 12.9%
Aerospace & Defense – 3.9%
Hexcel Corp.(a)	43,548	3,910,175
RTX Corp.	89,482	16,076,336

		19,986,511

ABFunds.com	AB Large Cap Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	31,961	$5,709,833

Building Products – 2.1%
Carrier Global Corp.	165,197	10,551,132

Electrical Equipment – 1.7%
Eaton Corp. PLC	21,793	8,730,276

Machinery – 4.1%
CNH Industrial NV	540,804	5,521,609
Deere & Co.	15,796	8,564,275
PACCAR, Inc.	58,757	6,485,010

		20,570,894

		65,548,646

Health Care – 11.6%
Health Care Equipment & Supplies – 1.1%
Medtronic PLC	74,880	5,526,893

Health Care Providers & Services – 4.9%
Encompass Health Corp.	43,758	4,631,784
Labcorp Holdings, Inc.	26,011	6,764,421
UnitedHealth Group, Inc.	35,089	13,344,698

		24,740,903

Life Sciences Tools & Services – 1.8%
ICON PLC(a)(b)	23,931	3,256,291
Thermo Fisher Scientific, Inc.	12,449	6,131,257

		9,387,548

Pharmaceuticals – 3.8%
Johnson & Johnson	24,370	5,491,292
Merck & Co., Inc.	117,231	13,917,664

		19,408,956

		59,064,300

Communication Services – 8.7%
Entertainment – 2.7%
Walt Disney Co. (The)	136,681	13,918,226

Interactive Media & Services – 4.6%
Alphabet, Inc. – Class C	52,406	19,727,191
Meta Platforms, Inc. – Class A	6,136	3,881,081

		23,608,272

Wireless Telecommunication Services – 1.4%
T-Mobile US, Inc.	37,027	6,943,674

		44,470,172

Consumer Discretionary – 7.7%
Broadline Retail – 1.0%
Amazon.com, Inc.(b)	18,036	4,881,263

2 AB Large Cap Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 3.0%
Hyatt Hotels Corp. – Class A(a)	41,245	$7,480,193
McDonald’s Corp.	27,553	7,692,798

		15,172,991

Specialty Retail – 3.7%
AutoZone, Inc.(b)	2,781	8,162,764
Bath & Body Works, Inc.	223,165	4,467,763
Lowe’s Cos., Inc.	29,525	6,328,979

		18,959,506

		39,013,760

Consumer Staples – 6.5%
Beverages – 1.4%
Coca-Cola Co. (The)	92,627	7,318,460

Consumer Staples Distribution & Retail – 5.1%
Dollar Tree, Inc.(b)	54,608	6,358,555
US Foods Holding Corp.(b)	75,420	6,173,127
Walmart, Inc.	113,125	13,094,219

		25,625,901

		32,944,361

Energy – 6.4%
Energy Equipment & Services – 0.7%
Baker Hughes Co.	51,906	3,315,755

Oil, Gas & Consumable Fuels – 5.7%
EOG Resources, Inc.	81,099	10,816,985
Exxon Mobil Corp.	125,798	18,273,417

		29,090,402

		32,406,157

Materials – 4.9%
Chemicals – 1.6%
Corteva, Inc.	102,702	8,039,513

Construction Materials – 1.8%
Eagle Materials, Inc.	41,351	9,146,014

Metals & Mining – 1.5%
Reliance, Inc.	20,772	7,909,354

		25,094,881

Real Estate – 4.1%
Health Care REITs – 1.0%
National Healthcare Properties, Inc.(b)	325,680	4,706,076

Hotel & Resort REITs – 0.8%
Ryman Hospitality Properties, Inc.	36,002	4,144,910

Office REITs – 0.6%
COPT Defense Properties	95,257	3,053,939

ABFunds.com	AB Large Cap Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialized REITs – 1.7%
Blackstone Digital Infrastructure Trust, Inc.(b)	146,609	$3,171,153
Digital Realty Trust, Inc.	29,224	5,552,560

		8,723,713

		20,628,638

Utilities – 3.6%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	76,385	9,675,688

Multi-Utilities – 1.7%
Ameren Corp.	79,252	8,556,838

		18,232,526

Total Common Stocks (cost $363,665,007)		504,563,673

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $3,149,355)	3,149,355	3,149,355

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $366,814,362)		507,713,028

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(c)(d)(e) (cost $2,445,678)	2,445,678	2,445,678

Total Investments – 100.4% (cost $369,260,040)		510,158,706
Other assets less liabilities – (0.4)%		(2,161,087)

Net Assets – 100.0%		$507,997,619

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $363,665,007)	$504,563,673	(a)
Affiliated issuers (cost $5,595,033—including investment of cash collateral for securities loaned of $2,445,678)	5,595,033
Cash	25,499
Unaffiliated dividends receivable	519,835
Foreign withholding tax reclaims	108,954
Receivable for shares of beneficial interest sold	43,905
Receivable due from Adviser	11,595
Affiliated dividends receivable	9,457

Total assets	510,877,951

Liabilities
Payable for collateral received on securities loaned	2,445,678
Advisory fee payable	214,795
Administrative fee payable	74,815
Payable for shares of beneficial interest redeemed	31,420
Distribution fee payable	13,125
Trustees’ fees payable	4,817
Transfer Agent fee payable	4,236
Accrued expenses	91,446

Total liabilities	2,880,332

Net Assets	$507,997,619

Composition of Net Assets
Paid-in capital	325,457,333
Distributable earnings	182,540,286

Net Assets	$507,997,619

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$57,050,014	2,797,016	$20.40	*

C	$1,314,099	63,432	$20.72

Advisor	$447,777,526	21,914,083	$20.43

I	$1,784,338	88,691	$20.12

Z	$71,641	3,517	$20.37

(a)	Includes securities on loan with a value of $17,965,430 (see Note E).

*	The maximum offering price per share for Class A shares was $21.31 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated Issuers (net of foreign taxes withheld of $9,655)	$4,104,552
Affiliated Issuers	48,592
Interest	41
Securities lending income, net	5,003	$4,158,188

Expenses
Advisory fee (See Note B)	1,189,496
Distribution fee—Class A	67,504
Distribution fee—Class C	5,770
Transfer agency—Class A	9,049
Transfer agency—Class C	233
Transfer agency—Advisor Class	70,170
Transfer agency—Class I	1,072
Transfer agency—Class Z	3
Administrative	50,215
Registration fees	46,068
Custody and accounting	30,440
Audit and tax	25,512
Legal	22,991
Printing	13,964
Trustees’ fees	10,323
Miscellaneous	12,376

Total expenses	1,555,186
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(62,673)

Net expenses		1,492,513

Net investment income		2,665,675

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		40,702,679
Net change in unrealized appreciation (depreciation) of:
Investments		18,595,472
Foreign currency denominated assets and liabilities		(2)

Net gain on investment and foreign currency transactions		59,298,149

Net Increase in Net Assets from Operations		$61,963,824

See notes to financial statements.

6 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,665,675	$5,575,252
Net realized gain on investment and foreign currency transactions	40,702,679	37,764,364
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	18,595,470	(14,836,151)

Net increase in net assets from operations	61,963,824	28,503,465
Distributions to Shareholders
Class A	(4,588,479)	(5,496,773)
Class C	(72,889)	(70,015)
Advisor Class	(35,852,681)	(44,070,405)
Class I	(168,792)	(190,413)
Class Z	(941)	(1,142)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	34,099,324	(6,281,052)

Total increase (decrease)	55,379,366	(27,606,335)
Net Assets
Beginning of period	452,618,253	480,224,588

End of period	$507,997,619	$452,618,253

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Large Cap Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Effective October 1, 2024, the Fund commenced offering Class Z shares. Class B, Class R and Class K, shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

8 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents.

ABFunds.com	AB Large Cap Value Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$504,563,673		$	– 0	–	$	– 0	–	$504,563,673
Short-Term Investments	3,149,355			– 0	–		– 0	–	3,149,355
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,445,678			– 0	–		– 0	–	2,445,678

Total Investments in Securities	510,158,706			– 0	–		– 0	–	510,158,706
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$510,158,706		$	– 0	–	$	– 0	–	$510,158,706

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and

ABFunds.com	AB Large Cap Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in

12 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the predetermined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. Prior to August 1, 2024, the Fund paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective August 1, 2024, the Advisor has contractually agreed to waive 0.025% of the advisory fee. The advisory fee waiver cannot be terminated until February 28, 2026. The Adviser has contractually agreed to waive its advisory fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65% of average daily net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. For the six months ended May 31, 2026, such waiver amounted to $59,770.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with

ABFunds.com	AB Large Cap Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2026, the reimbursement for such services amounted to $50,215.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $39,045 for the six months ended May 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $454 from the sale of Class A shares and received $63 and $39 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $34,984 for overpayment of prior years’ omnibus account services, subaccounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2026, such waiver amounted to $2,718.

14 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2026 is as follows:

Portfolio	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$439		$47,190	$44,480	$3,149	$49
AB Government Money Market Portfolio*	– 0	–	2,648	202	2,446	0	**

Total					$5,595	$49

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $982,731, for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$116,215,417		$122,917,541
U.S. government securities	– 0	–	– 0	–

ABFunds.com	AB Large Cap Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$148,614,176
Gross unrealized depreciation	(7,715,510)

Net unrealized appreciation	$140,898,666

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee

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NOTES TO FINANCIAL STATEMENTS (continued)

from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$17,965,430	$2,445,678	$16,202,305	$4,821	$182	$185

*	As of May 31, 2026

ABFunds.com	AB Large Cap Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class A
Shares sold	66,596	125,234	$1,299,941	$2,243,312

Shares issued in reinvestment of dividends and distributions	223,968	277,338	4,073,971	4,889,464

Shares converted from Class C	465	6,846	9,015	125,401

Shares redeemed	(135,210)	(383,856)	(2,603,467)	(6,740,492)

Net increase	155,819	25,562	$2,779,460	$517,685

Class C
Shares sold	20,074	12,655	$394,737	$235,185

Shares issued in reinvestment of dividends and distributions	3,552	3,410	65,857	61,317

Shares converted to Class A	(457)	(6,747)	(9,015)	(125,401)

Shares redeemed	(4,992)	(2,454)	(99,142)	(45,045)

Net increase	18,177	6,864	$352,437	$126,056

Advisor Class
Shares sold	1,826,640	1,970,975	$34,881,886	$34,633,081

Shares issued in reinvestment of dividends and distributions	1,821,503	2,170,248	33,151,352	38,283,168

Shares redeemed	(1,913,588)	(4,494,688)	(37,003,940)	(79,937,441)

Net increase (decrease)	1,734,555	(353,465)	$31,029,298	$(7,021,192)

Class I
Shares sold	3,074	4,500	$58,952	$74,212

Shares issued in reinvestment of dividends and distributions	4,460	4,636	79,964	80,662

Shares redeemed	(13,573)	(3,428)	(256,695)	(58,478)

Net increase (decrease)	(6,039)	5,708	$(117,779)	$96,396

18 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025		Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class Z
Shares sold	3,626		– 0	–	$68,378	$	– 0	–

Shares issued in reinvestment of dividends and distributions	0	(a)	0	(a)	4		3

Shares redeemed	(635)		– 0	–	(12,474)		– 0	–

Net increase	2,991		0	(a)	$55,908		$3

(a)	Amount is less than one share.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it

ABFunds.com	AB Large Cap Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

20 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,620,728	$5,400,938
Long-term capital gains	43,208,020	13,697,644

Total taxable distributions paid	$49,828,748	$19,098,582

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,634,742
Undistributed capital gains	34,775,917
Unrealized appreciation (depreciation)	121,849,585	(a)

Total accumulated earnings (deficit)	$161,260,244

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Trustees approved a fiscal year end change for the Fund from November 30 to June 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Large Cap Value Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.66	$ 20.58	$ 16.43	$ 17.31	$ 18.45	$ 14.86

Income From Investment Operations

Net investment income(a)(b)	.09	.19	(h)	.21	.20	.19	.16

Net realized and unrealized gain on investment and foreign currency transactions	2.38	.99	4.71	.86	.44	3.61

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	2.47	1.18	4.92	1.06	.63	3.77

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.19)	(.19)	(.23)	(.18)	(.18)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.73)	(2.10)	(.77)	(1.94)	(1.77)	(.18)

Net asset value, end of period	$ 20.40	$ 19.66	$ 20.58	$ 16.43	$ 17.31	$ 18.45

Total Return

Total investment return based on net asset value(d)(e)	13.67%	6.89	%(h)	31.41%	7.35%	3.39%	25.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57,050	$51,937	$53,836	$48,039	$4,867	$50,255

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.85	%(f)	.89%	.93%	.96%	.95%	.95%

Expenses, before waiver/reimbursements	.87	%(f)	.91%	.95%	.97%	.95%	.95%

Net investment income(b)	.91	%(f)	1.06	%(h)	1.16%	1.31%	1.12%	.90%

Portfolio turnover rate	24%	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

22 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.90	$ 20.76	$ 16.52	$ 17.37	$ 18.50	$ 14.85

Income From Investment Operations

Net investment income(a)(b)	.01	.05	(h)	.07	.09	.06	.03

Net realized and unrealized gain on investment and foreign currency transactions	2.43	1.01	4.78	.86	.44	3.63

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	2.44	1.06	4.85	.95	.50	3.66

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.01)	(.03)	(.09)	(.04)	(.01)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.62)	(1.92)	(.61)	(1.80)	(1.63)	(.01)

Net asset value, end of period	$ 20.72	$ 19.90	$ 20.76	$ 16.52	$ 17.37	$ 18.50

Total Return

Total investment return based on net asset value(d)(e)	13.22%	6.08	%(h)	30.44%	6.54%	2.62%	24.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,314	$901	$797	$894	$1,474	$1,419

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.60	%(f)	1.64%	1.69%	1.72%	1.71%	1.71%

Expenses, before waiver/reimbursements	1.63	%(f)	1.67%	1.71%	1.72%	1.71%	1.71%

Net investment income(b)	.13	%(f)	.29	%(h)	.41%	.60%	.38%	.15%

Portfolio turnover rate	24%	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

ABFunds.com	AB Large Cap Value Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.72	$ 20.64	$ 16.47	$ 17.36	$ 18.50	$ 14.90

Income From Investment Operations

Net investment income(a)(b)	.11	.23	(h)	.25	.24	.23	.21

Net realized and unrealized gain on investment and foreign currency transactions	2.38	1.00	4.73	.85	.44	3.60

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	2.49	1.23	4.98	1.09	.67	3.81

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.24)	(.23)	(.27)	(.22)	(.21)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.78)	(2.15)	(.81)	(1.98)	(1.81)	(.21)

Net asset value, end of period	$ 20.43	$ 19.72	$ 20.64	$ 16.47	$ 17.36	$ 18.50

Total Return

Total investment return based on net asset value(d)(e)	13.75%	7.16	%(h)	31.80%	7.57%	3.66%	25.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$447,778	$397,928	$423,767	$334,806	$341,919	$364,323

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.60	%(f)	.64%	.68%	.71%	.70%	.70%

Expenses, before waiver/reimbursements	.62	%(f)	.66%	.70%	.71%	.70%	.70%

Net investment income(b)	1.15	%(f)	1.32	%(h)	1.40%	1.56%	1.37%	1.15%

Portfolio turnover rate	24%	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

24 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.45	$ 20.38	$ 16.28	$ 17.19	$ 18.34	$ 14.77

Income From Investment Operations

Net investment income(a)(b)	.11	.23	.24	.24	.23	.21

Net realized and unrealized gain on investment and foreign currency transactions	2.34	.98	4.68	.83	.44	3.58

Contributions from affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	2.45	1.21	4.92	1.07	.67	3.79

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.24)	(.27)	(.23)	(.22)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.78)	(2.14)	(.82)	(1.98)	(1.82)	(.22)

Net asset value, end of period	$ 20.12	$ 19.45	$ 20.38	$ 16.28	$ 17.19	$ 18.34

Total Return

Total investment return based on net asset value(d)(e)	13.72%	7.18%	31.77%	7.63%	3.66%	25.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,784	$1,842	$1,814	$1,693	$1,638	$1,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.65	%(f)	.65%	.70%	.70%	.68%	.68%

Expenses, before waiver/reimbursements	.71	%(f)	.74%	.78%	.70%	.68%	.68%

Net investment income(b)	1.11	%(f)	1.28%	1.39%	1.56%	1.40%	1.17%

Portfolio turnover rate	24%	48%	53%	45%	46%	42%

See footnote summary on pages 26-27.

ABFunds.com	AB Large Cap Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class Z
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30, 2025	October 1, 2024(g) to November 30, 2024

Net asset value, beginning of period	$ 19.67		$ 20.61	$ 19.08

Income From Investment Operations

Net investment income(a)(b)	.08		.24	.05

Net realized and unrealized gain on investment and foreign currency transactions	2.40		.99	1.48

Net increase in net asset value from operations	2.48		1.23	1.53

Less: Dividends and Distributions

Dividends from net investment income	(.25)		(.26)	– 0	–

Distributions from net realized gain on investment transactions	(1.53)		(1.91)	– 0	–

Total dividends and distributions	(1.78)		(2.17)	– 0	–

Net asset value, end of period	$ 20.37		$ 19.67	$ 20.61

Total Return

Total investment return based on net asset value(d)(e)	13.76%		7.21%	8.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$72		$10	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.58	%(f)	.60%	.12	%(f)

Expenses, before waiver/reimbursements	.60	%(f)	.63%	.71	%(f)

Net investment income(b)	.87	%(f)	1.34%	1.48	%(f)

Portfolio turnover rate	24%		48%	53%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund performance for the years ended November 30, 2025 by .06%.

(f)	Annualized.

(g)	Commencement of distributions.

26 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(h)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.01%	.01%

Class C	$.00	(c)	.01%	.01%

Advisor Class	$.00	(c)	.01%	.01%

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 27

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Trust in respect of AB Large Cap Value Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of

28 AB Large Cap Value Fund	ABFunds.com

the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve

ABFunds.com	AB Large Cap Value Fund 29

the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to

30 AB Large Cap Value Fund	ABFunds.com

provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also

ABFunds.com	AB Large Cap Value Fund 31

considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

32 AB Large Cap Value Fund	ABFunds.com

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB Large Cap Value Fund 33

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Value Fund (formerly AB Value Fund) (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at

34 AB Large Cap Value Fund	ABFunds.com

each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that

ABFunds.com	AB Large Cap Value Fund 35

there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The

36 AB Large Cap Value Fund	ABFunds.com

directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a contractual waiver of a portion of the advisory fee, as well as a voluntary expense limitation by the Adviser, all effective August 2024) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians of a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of

ABFunds.com	AB Large Cap Value Fund 37

some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

38 AB Large Cap Value Fund	ABFunds.com

NOTES

ABFunds.com	AB Large Cap Value Fund 39

NOTES

40 AB Large Cap Value Fund	ABFunds.com

AB LARGE CAP VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

LCV-0152-0526

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 29, 2026